Long-Term Borrowings - Schedule of Long-Term Borrowing Lenders (Details) - Long-term borrowings [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Outstanding amount	$ 9,031,195	$ 5,492,681
Lender A [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2022.06.24-2025.06.24	2022.12.12-2025.12.12
Credit facility	$ 274,474	$ 162,813
Type	Secured	Secured
Outstanding amount	$ 47,165	$ 109,889
Undrawn amount
Interest rate	2.605%	2.70%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A One [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2022.06.24-2025.06.24	2022.06.24-2025.06.24
Credit facility	$ 60,994	$ 293,064
Type	Secured	Secured
Outstanding amount	$ 10,481	$ 149,148
Undrawn amount
Interest rate	2.605%	2.48%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Two [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2022.06.24-2025.06.24	2022.06.24-2025.06.24
Credit facility	$ 60,994	$ 65,125
Type	Secured	Secured
Outstanding amount	$ 10,481	$ 33,144
Undrawn amount
Interest rate	2.605%	2.48%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Three [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2022.09.29-2025.09.29	2023.12.28-2026.12.27
Credit facility	$ 60,994	$ 146,532
Type	Secured	Secured
Outstanding amount	$ 15,677	$ 146,532
Undrawn amount
Interest rate	2.605%	2.70%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral		$ 14,653
Lender A Four [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2022.12.12-2025.12.12	2023.10.17-2026.10.16
Credit facility	$ 152,486	$ 195,376
Type	Secured	Secured
Outstanding amount	$ 52,178	$ 184,932
Undrawn amount
Interest rate	2.825%	2.70%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Five [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023.09.27-2026.09.26	2023.10.17-2026.10.17
Credit facility	$ 182,983	$ 146,532
Type	Secured	Secured
Outstanding amount	$ 108,585	$ 138,699
Undrawn amount
Interest rate	2.825%	2.70%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Six [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023.10.17-2026.10.17	2023.09.27-2026.09.26
Credit facility	$ 182,983	$ 195,376
Type	Secured	Secured
Outstanding amount	$ 113,632	$ 179,692
Undrawn amount
Interest rate	2.825%	2.70%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Seven [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023.10.17-2026.10.17	2022.09.29-2025.09.29
Credit facility	$ 137,237	$ 65,125
Type	Secured	Secured
Outstanding amount	$ 85,224	$ 38,561
Undrawn amount
Interest rate	2.825%	2.48%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Eight [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023.12.28-2026.12.27	2022.06.24-2025.06.24
Credit facility	$ 137,237	$ 65,125
Type	Secured	Secured
Outstanding amount	$ 92,763	$ 33,144
Undrawn amount
Interest rate	2.825%	2.48%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 13,724
Lender Nine [Member]
Disclosure of detailed information about borrowings [line items]
Facility period		2023.12.28-2026.12.27
Credit facility		$ 146,532
Type		Secured
Outstanding amount		$ 146,532
Undrawn amount
Interest rate		2.70%
Guarantor		Tzu-Wei Chung
Collateral		$ 14,653
Lender B [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023.07.27-2025.07.27	2022.09.23-2024.09.23
Credit facility	$ 457,457	$ 488,440
Type	Secured	Secured
Outstanding amount	$ 133,425	$ 183,165
Undrawn amount
Interest rate	2.91%	2.51%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 251,601	$ 97,688
Lender B One [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.08.16~2026.08.16	2023.07.27-2025.07.27
Credit facility	$ 609,942	$ 488,440
Type	Secured	Secured
Outstanding amount	$ 508,285	$ 386,682
Undrawn amount
Interest rate	3.07%	2.91%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral		$ 146,532
Lender C [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2021.09.30-2026.09.30	2021.09.30-2026.09.30
Credit facility	$ 152,486	$ 162,813
Type	Secured	Secured
Outstanding amount	$ 69,906	$ 114,694
Undrawn amount
Interest rate	3.875%	3.75%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender C One [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2020.08.24-2025.08.24	2020.08.24-2025.08.24
Credit facility	$ 182,983	$ 97,688
Type	Secured	Secured
Outstanding amount	$ 13,769	$ 36,238
Undrawn amount
Interest rate	2.875%	2.75%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender C Two [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023.11.08-2028.11.08	2023.11.08-2028.11.08
Credit facility	$ 304,971	$ 325,627
Type	Secured	Secured
Outstanding amount	$ 246,432	$ 192,510
Undrawn amount		$ 132,107
Interest rate	2.22%	2.095%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender D [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023.06.08-2025.06.08	2022.08.31-2024.08.31
Credit facility	$ 426,959	$ 1,139,694
Type	Unsecured	Unsecured
Outstanding amount	$ 101,250	$ 253,985
Undrawn amount
Interest rate	3.50%	2.746%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender D One [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.04.26-2026.04.26	2023.06.08-2025.06.08
Credit facility	$ 640,439	$ 455,878
Type	Unsecured	Unsecured
Outstanding amount	$ 420,819	$ 338,652
Undrawn amount
Interest rate	3.625%	3.50%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2021.06.07-2026.12.07	2021.06.07-2026.06.07
Credit facility	$ 914,913	$ 976,880
Type	Secured	Secured
Outstanding amount	$ 313,987	$ 530,632
Undrawn amount
Interest rate	3.375%	3.25%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E One [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2021.10.20-2026.10.20	2021.10.20-2026.10.20
Credit facility	$ 792,925	$ 846,630
Type	Secured	Secured
Outstanding amount	$ 293,788	$ 483,013
Undrawn amount
Interest rate	3.125%	3.00%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E Two [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2022.01.05-2025.01.05	2021.09.06-2024.09.06
Credit facility	$ 121,988	$ 130,251
Type	Secured	Secured
Outstanding amount	$ 3,388	$ 32,562
Undrawn amount
Interest rate	3.625%	3.50%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E Three [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2022.11.25-2027.11.25	2022.01.05-2025.01.05
Credit facility	$ 1,219,884	$ 130,251
Type	Secured	Secured
Outstanding amount	$ 738,814	$ 47,034
Undrawn amount
Interest rate	3.375%	3.50%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 64,531
Lender E Four [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023,07.26-2028.07.26	2023.07.26-2028.07.26
Credit facility	$ 304,971	$ 325,627
Type	Secured	Secured
Outstanding amount	$ 218,562	$ 298,491
Undrawn amount
Interest rate	2.22%	2.095%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E Five [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.12.26-2027.12.26	2022.11.25-2027.11.25
Credit facility	$ 304,971	$ 1,302,507
Type	Secured	Secured
Outstanding amount	$ 304,971	$ 1,059,319
Undrawn amount
Interest rate	2.97%	3.25%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E Six [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.12.26-2026.12.26	2021.06.28-2026.06.28
Credit facility	$ 609,942	$ 325,627
Type	Secured	Secured
Outstanding amount	$ 609,942	$ 182,292
Undrawn amount
Interest rate	3.12%	3.25%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 60,994
Lender G [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2020.09.28-2030.09.27	2020.09.28-2030.09.27
Credit facility	$ 256,049	$ 282,905
Type	Secured	Secured
Outstanding amount	$ 149,149	$ 193,139
Undrawn amount
Interest rate	1.00%	1.00%
Guarantor
Collateral
Lender A Nine [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2023.12.28-2026.12.27
Credit facility	$ 137,237
Type	Secured
Outstanding amount	$ 92,763
Undrawn amount
Interest rate	2.825%
Guarantor	Tzu-Wei Chung
Collateral	$ 13,724
Lender A Ten [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.09.12~2027.09.12
Credit facility	$ 304,971
Type	Secured
Outstanding amount	$ 280,562
Interest rate	2.915%
Guarantor	Tzu-Wei Chun
Collateral
Lender D Two [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.04.26-2026.04.26
Credit facility	$ 396,462
Type	Unsecured
Outstanding amount	$ 363,424
Undrawn amount
Interest rate	4.166%
Guarantor	Tzu-Wei Chung
Collateral
Lender E Seven [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.12.20-2039.12.20
Credit facility	$ 1,951,815
Type	Secured
Outstanding amount	$ 1,951,815
Interest rate	2.72%
Guarantor	Tzu-Wei Chung
Collateral
Lender F [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.02.17-2029.02.17
Credit facility	$ 45,746
Type	Secured
Outstanding amount	$ 38,121
Undrawn amount
Interest rate	3.125%
Guarantor	Tzu-Wei Chung
Collateral
Lender H [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.03.15-2026.03.15
Credit facility	$ 884,416
Type	Secured
Outstanding amount	$ 558,279
Undrawn amount
Interest rate	2.72%
Guarantor	Tzu-Wei Chung
Collateral	$ 33,547
Lender I [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.04.03-2027.04.03
Credit facility	$ 914,913
Type	Secured
Outstanding amount	$ 711,599
Undrawn amount
Interest rate	3.012%
Guarantor	Tzu-Wei Chung
Collateral
Lender J [Member]
Disclosure of detailed information about borrowings [line items]
Facility period	2024.05.13-2027.05.13
Credit facility	$ 457,457
Type	Secured
Outstanding amount	$ 371,959
Undrawn amount
Interest rate	3.42%
Guarantor	Tzu-Wei Chung
Collateral